Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Jul. 31, 2017	Jul. 03, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost		$ 37	$ 37
Stock-based compensation costs, acceleration of equity awards			$ 15
Options outstanding, weighted average remaining contractual term			4 years 3 months 18 days
Options exercisable, weighted average remaining contractual term			2 years 10 months 24 days
Stock option exercised, intrinsic value			$ 3
Unrecognized compensation cost, unvested stock option	$ 17	17	17
Options outstanding, intrinsic value	$ 20	$ 20	$ 20
Share Price (in dollars per share)	$ 31.64	$ 31.64	$ 31.64
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,841	7,841	7,841		6,822
Options outstanding, maximum weighted average contractual term			9 years 7 months 6 days
Unvested stock options, weighted average period			2 years 7 months 6 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	3,286	3,286	3,286		1,720
Vested, Weighted average grant date fair value (in dollars per share)	$ 40.18
Shares issued in period (in shares)	2,121
Shares outstanding, Weighted average grant date fair value (in dollars per share)	$ 38.01	$ 38.01	$ 38.01		$ 40.18
Unrecognized compensation cost, unvested stock option	$ 98	$ 98	$ 98
Unvested stock options, weighted average period			2 years 6 months
Intrinsic value, vested			$ 17
Intrinsic value, outstanding	$ 38	$ 38	38
Fair value options vested in period			$ 19
Long-Term Inventive Plan (LTI Plan) | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	53,700	53,700	53,700	57,400
Long-Term Inventive Plan (LTI Plan) | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)			1,600
Long-Term Inventive Plan (LTI Plan) | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)			2,100
Special dividend | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividends per share (in dollars per share)			$ 17.50